Offerings - Offering: 1	Nov. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3,890,000
Proposed Maximum Offering Price per Unit	4.32
Maximum Aggregate Offering Price	$ 16,804,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,321.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock which become issuable under the Nukkleus 2025 Equity Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of outstanding common stock.

Represents shares of common stock issuable pursuant to the Plan being registered herein, which shares consist of shares of common stock reserved and available for delivery with respect to awards under the Plan and shares of common stock that may again become available for delivery with respect to awards under the Plan pursuant to the share counting, share recycling and other terms and conditions of the Plan.

Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. Represents the average of the high and low sales prices of the common stock as reported on the Nasdaq Stock Market on November 21, 2025 (such date being within 5 business days prior to the date of filing this Registration Statement).